Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease Right Of Use Assets [Abstract]
Schedule of Right-of-Use Assets

December 31, 2022	Cost	Accumulated amortization	Net book value
Vessel operating leases	$835.5	$(335.5)	$500.0
Vessel finance leases	246.6	(7.9)	238.7
Other operating leases	15.6	(7.6)	8.0
Right-of-use assets	$1,097.7	$(351.0)	$746.7

December 31, 2021	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,066.6	$(350.0)	$716.6
Office operating leases	15.8	(7.5)	8.3
Right-of-use assets	$1,082.4	$(357.5)	$724.9